AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 181                       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 182                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
               ---------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                    ----------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC 20004


It is proposed that this filing become effective (check appropriate box)


         /X/ Immediately upon filing pursuant to paragraph (b) / / On [date] pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / On [date] pursuant to paragraph (a) of Rule 485

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 181 relates solely to the Acadian Emerging Markets Portfolio, Acadian Emerging Markets Debt Fund, AIG Money Market Fund, AlphaOne Micro Cap Equity Fund, AlphaOne Small Cap Equity Fund, AlphaOne U.S. Equity Long Short Fund, Edgewood Growth Fund, FMC Select Fund, FMC Strategic Value Fund, Haverford Quality Growth Stock Fund, ICM Small Company Portfolio, LSV Conservative Core Equity Fund, LSV Conservative Value Equity Fund, LSV Value Equity Fund, McKee International Equity Portfolio, Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio, Rice Hall James Small Cap Portfolio, Sands Capital Global Growth Fund, TS&W Equity Portfolio, TS&W Fixed Income Portfolio, UA S&P 500 Index Fund, Westwood Balanced Fund, Westwood Dividend Growth Fund, Westwood Income Opportunity Fund, Westwood LargeCap Value Fund, Westwood Short Duration High Yield Fund, Westwood SmallCap Value Fund, Westwood SMidCap Fund and the Westwood SMidCap Plus Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 181 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of March, 2012.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:         *
                                                 -------------------------------
                                                 Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


        *                                 Trustee                               March 20, 2012
-------------------------
Charles E. Carlbom

        *                                 Trustee                               March 20, 2012
-------------------------
John K. Darr

        *                                 Trustee                               March 20, 2012
-------------------------
William M. Doran

        *                                 Trustee                               March 20, 2012
-------------------------
Joseph T. Grause, Jr.

        *                                 Trustee                               March 20, 2012
-------------------------
Mitchell A. Johnson

        *                                 Trustee                               March 20, 2012
-------------------------
Betty L. Krikorian

        *                                 Trustee                               March 20, 2012
-------------------------
Robert A. Nesher

        *                                 Trustee                               March 20, 2012
-------------------------
Bruce Speca

        *                                 Trustee                               March 20, 2012
-------------------------
James M. Storey

        *                                 Trustee                               March 20, 2012
-------------------------
George J. Sullivan, Jr.

        *                                 President                             March 20, 2012
-------------------------
Michael Beattie

        *                                  Treasurer, Controller &              March 20, 2012
-------------------------                  Chief Financial Officer
Michael Lawson


*By: /s/ Michael Beattie
-----------------------------------------------
*Michael Beattie, pursuant to Power of Attorney


                                 EXHIBIT INDEX



EXHIBIT NUMBER          DESCRIPTION
--------------          -----------

EX-101.INS              XBRL Instance Document

EX-101.SCH              XBRL Taxonomy Extension Schema Document

EX-101.CAL              XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF              XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB              XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE              XBRL Taxomony Extension Presentation Linkbase